Shareholder Report	12 Months Ended	102 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000168913
Shareholder Report [Line Items]
Fund Name	Global Consumer Fund
Trading Symbol	PGLOX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Consumer Fund	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets were mostly positive in 2024, buoyed by more accommodative monetary policies from central banks worldwide. U.S. stocks rose amid ongoing enthusiasm for artificial intelligence, interest rate cuts, and reduced political uncertainty. Meanwhile, China’s sweeping stimulus package that was announced in September initially boosted market sentiment; however, sustainability and implementation concerns tempered optimism.

  Versus the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net, stock selection in restaurants and food service led relative contributors. Cava Group shares rose on robust same-store sales and accelerating store growth. An overweight exposure to miscellaneous consumer products also helped. Sanrio, owner of Hello Kitty intellectual property rights, benefited from unlocking long-underutilized franchise potential through improved marketing and strong licensing deals.

  In contrast, stock selection in consumer staples distribution and retail was a significant relative detractor. Dollar General and Dollar Tree suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid continued inflation and increased competition. In alcoholic beverages, stock choices also hurt. Shares of Davide Campari-Milano fell due to post-pandemic normalization and China's consumer spending downturn.

  The fund is actively managed and aims for long-term growth by investing at least 80% of its net assets in consumer sector securities (excluding autos) across five countries at minimum, with at least 25% invested in non-U.S. companies. As risk/reward changes, we will strategically upgrade the asset quality in the portfolio when compelling opportunities arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/27/16
Global Consumer Fund	12.94%	7.05%	8.44%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	11.75
MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net (Strategy Benchmark)	12.22	5.90	8.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Jun. 27, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 37,819,000	$ 37,819,000
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 22,000
InvestmentCompanyPortfolioTurnover	18.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$37,819 Number of Portfolio Holdings63
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Retail	20.4%
Specialty Retail	11.9
Consumer Staples Distribution & Retail	8.4
Restaurants & Foodservice	7.7
Household Products	6.5
Luxury Goods	6.0
Non-Alcoholic Beverages	4.8
Personal Care Products	4.1
Other	30.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Amazon.com	20.4%
Costco Wholesale	5.5
Procter & Gamble	5.5
Home Depot	5.1
Coca-Cola	3.8
LVMH Moet Hennessy Louis Vuitton	2.9
McDonald's	2.8
Hermes International	2.5
Nestle	2.5
Chipotle Mexican Grill	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless